Due from banks and loans by past due or impairment (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Due from banks and loans
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		₩ 298,766,495	₩ 278,753,747
Less : allowance		(2,324,658)	(2,376,504)
Due from banks and loans, net		296,441,837	276,377,243
Banks
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		13,390,271	13,946,898
Less : allowance		(17,131)	(23,929)
Due from banks and loans, net		13,373,140	13,922,969
Banks | Neither past due nor impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		13,390,271	13,946,898
Less : allowance		(17,131)	(23,929)
Due from banks and loans, net		13,373,140	13,922,969
Mitigation of credit risk due to collateral	[1]	96,835	35,581
Banks | Grade 1
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		13,382,414	13,946,898
Due from banks and loans, net		13,382,414	13,946,898
Banks | Grade 2
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		7,857	0
Due from banks and loans, net		7,857	0
Banks | Past due but not impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Less : allowance		0	0
Due from banks and loans, net		0	0
Mitigation of credit risk due to collateral	[1]	0	0
Banks | Less than 30 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Banks | 30 days ~ less than 60 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Banks | 60 days ~ less than 90 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Banks | 90 days or more
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Banks | Impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Less : allowance		0	0
Due from banks and loans, net		0	0
Mitigation of credit risk due to collateral	[1]	0	0
Retail
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		125,306,164	116,346,178
Less : allowance		(437,610)	(373,898)
Due from banks and loans, net		124,868,554	115,972,280
Retail | Neither past due nor impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		124,361,480	115,668,247
Less : allowance		(212,502)	(205,135)
Due from banks and loans, net		124,148,978	115,463,112
Mitigation of credit risk due to collateral	[1]	80,354,889	76,943,059
Retail | Grade 1
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		116,304,917	108,798,683
Due from banks and loans, net		116,304,917	108,798,683
Retail | Grade 2
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		8,056,563	6,869,564
Due from banks and loans, net		8,056,563	6,869,564
Retail | Past due but not impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		581,977	392,002
Less : allowance		(56,774)	(35,627)
Due from banks and loans, net		525,203	356,375
Mitigation of credit risk due to collateral	[1]	325,631	249,309
Retail | Less than 30 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		458,968	297,889
Due from banks and loans, net		458,968	297,889
Retail | 30 days ~ less than 60 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		65,152	49,582
Due from banks and loans, net		65,152	49,582
Retail | 60 days ~ less than 90 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		42,427	31,072
Due from banks and loans, net		42,427	31,072
Retail | 90 days or more
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		15,430	13,459
Due from banks and loans, net		15,430	13,459
Retail | Impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		362,707	285,929
Less : allowance		(168,334)	(133,136)
Due from banks and loans, net		194,373	152,793
Mitigation of credit risk due to collateral	[1]	128,906	101,730
Government
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		14,447,016	11,778,742
Less : allowance		(4,269)	(2,396)
Due from banks and loans, net		14,442,747	11,776,346
Government | Neither past due nor impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		14,447,016	11,778,472
Less : allowance		(4,269)	(2,395)
Due from banks and loans, net		14,442,747	11,776,077
Mitigation of credit risk due to collateral	[1]	0	0
Government | Grade 1
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		14,447,016	11,778,472
Due from banks and loans, net		14,447,016	11,778,472
Government | Grade 2
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Government | Past due but not impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	270
Less : allowance		0	(1)
Due from banks and loans, net		0	269
Mitigation of credit risk due to collateral	[1]	0	0
Government | Less than 30 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	270
Due from banks and loans, net		0	270
Government | 30 days ~ less than 60 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Government | 60 days ~ less than 90 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Government | 90 days or more
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Due from banks and loans, net		0	0
Government | Impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		0	0
Less : allowance		0	0
Due from banks and loans, net		0	0
Mitigation of credit risk due to collateral	[1]	0	0
Corporations
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		124,871,410	117,273,744
Less : allowance		(1,233,528)	(1,272,612)
Due from banks and loans, net		123,637,882	116,001,132
Corporations | Neither past due nor impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		123,667,242	115,911,309
Less : allowance		(647,694)	(740,349)
Due from banks and loans, net		123,019,548	115,170,960
Mitigation of credit risk due to collateral	[1]	64,018,607	59,271,190
Corporations | Grade 1
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		86,831,895	78,556,918
Due from banks and loans, net		86,831,895	78,556,918
Corporations | Grade 2
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		36,835,347	37,354,391
Due from banks and loans, net		36,835,347	37,354,391
Corporations | Past due but not impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		194,132	264,354
Less : allowance		(8,898)	(12,377)
Due from banks and loans, net		185,234	251,977
Mitigation of credit risk due to collateral	[1]	94,388	101,334
Corporations | Less than 30 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		131,624	190,133
Due from banks and loans, net		131,624	190,133
Corporations | 30 days ~ less than 60 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		33,749	50,881
Due from banks and loans, net		33,749	50,881
Corporations | 60 days ~ less than 90 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		16,972	20,305
Due from banks and loans, net		16,972	20,305
Corporations | 90 days or more
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		11,787	3,035
Due from banks and loans, net		11,787	3,035
Corporations | Impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		1,010,036	1,098,081
Less : allowance		(576,936)	(519,886)
Due from banks and loans, net		433,100	578,195
Mitigation of credit risk due to collateral	[1]	384,815	437,891
Credit card
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		20,751,634	19,408,185
Less : allowance		(632,120)	(703,669)
Due from banks and loans, net		20,119,514	18,704,516
Credit card | Neither past due nor impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		19,788,015	18,590,689
Less : allowance		(288,362)	(374,708)
Due from banks and loans, net		19,499,653	18,215,981
Mitigation of credit risk due to collateral	[1]	6,358	6,200
Credit card | Grade 1
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		16,314,189	15,156,750
Due from banks and loans, net		16,314,189	15,156,750
Credit card | Grade 2
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		3,473,826	3,433,939
Due from banks and loans, net		3,473,826	3,433,939
Credit card | Past due but not impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		543,303	397,417
Less : allowance		(81,990)	(66,413)
Due from banks and loans, net		461,313	331,004
Mitigation of credit risk due to collateral	[1]	90	112
Credit card | Less than 30 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		446,658	321,913
Due from banks and loans, net		446,658	321,913
Credit card | 30 days ~ less than 60 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		58,283	53,379
Due from banks and loans, net		58,283	53,379
Credit card | 60 days ~ less than 90 days
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		37,972	21,899
Due from banks and loans, net		37,972	21,899
Credit card | 90 days or more
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		390	226
Due from banks and loans, net		390	226
Credit card | Impaired
Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans		420,316	420,079
Less : allowance		(261,768)	(262,548)
Due from banks and loans, net		158,548	157,531
Mitigation of credit risk due to collateral	[1]	₩ 12	₩ 3

[1]	The Group holds collateral against due from banks and loans to customers in the form of mortgage interests over property, other registered securities over assets, and guarantees. Estimates of quantification of the extent to which collateral mitigate credit risk are based on the fair value of collateral.